JPMORGAN TRUST I

270 Park Avenue

New York, New York 10017

August 7, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of
JPMorgan Systematic Alpha Fund (the “Fund”)
File No. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Fund do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 350 (Amendment 351 under the Investment Company Act of 1940) filed electronically on July 31, 2014.

If you have any questions, please call the undersigned at (212) 648-0919.

Sincerely,

/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary